RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

Key management includes directors of the Company, the CEO, the CFO, the Executive Chairman, and other members of key management. Compensation to key management personnel was as follows:

	Year ended December 31,
	2025	2024
	$	$
Management and consulting fees	2,723	2,806
Share-based compensation expense	1,655	61
	4,378	2,867